Income Taxes - Schedule of Effective Tax Rate (Details) (10 K)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes at Federal statutory rate	21.00%	34.00%
Foreign tax rate differential	1.00%	(12.00%)
Change in valuation allowance	(22.00%)	(22.00%)
Effective tax rate	0.00%	0.00%